Other Revenue - Schedule of Other Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Other Revenue [Abstract]
Commission on bus and rail reservation									$ 51,435	$ 5,823	$ 946
Advertising revenue									981	1,326	953
Facilitation fee									14,588	6,956	3,516
Miscellaneous									898	743	754
Total	$ 19,141	$ 18,283	$ 14,321	$ 16,157	$ 8,291	$ 2,857	$ 1,925	$ 1,775	$ 67,902	$ 14,848	$ 6,169